Premises And Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises And Equipment
PREMISES AND EQUIPMENT

A summary of premises and equipment and related accumulated depreciation is summarized as follows (in thousands):

	Estimated Useful Life	2016	2015

Land		$31,546	$31,496
Buildings and improvements	10 to 30 yrs.	88,698	87,875
Equipment	3 to 7 yrs.	40,157	39,159
		160,401	158,530
Less: accumulated depreciation		(85,236)	(81,259)
		$75,165	$77,271